Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated Other Comprehensive Income (Deficit） CNY (¥)	Accumulated Other Comprehensive Income (Deficit） USD ($)	Total Zhengye Biotechnology Holding Limited’s shareholders’ equity CNY (¥)	Total Zhengye Biotechnology Holding Limited’s shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)	¥ 8		¥ 203,150		¥ 31,311		¥ 38,381				¥ 272,850		¥ 66,422		¥ 339,272
Balance (in Shares) | shares	45,666,376	45,666,376
Balance at Dec. 31, 2023	¥ 8		203,150		31,311		38,381				272,850		66,422		339,272
Balance (in Shares) at Dec. 31, 2023 | shares	45,666,376	45,666,376
Net income (loss)							9,011				9,011		1,714		10,725
Dividend							(205)				(205)				(205)
Foreign currency translation adjustments									3		3				3
Balance at Jun. 30, 2024	¥ 8		203,150		31,311		47,187		3		281,659		68,136		349,795
Balance (in Shares) at Jun. 30, 2024 | shares	45,666,376	45,666,376
Balance (in Dollars)	¥ 8		203,150		31,311		47,187		3		281,659		68,136		349,795
Balance (in Shares) | shares	45,666,376	45,666,376
Balance (in Dollars)	¥ 8		203,150		32,647		48,151		3		283,959		68,581		¥ 352,540
Balance (in Shares) | shares	45,666,376	45,666,376													45,666,376	45,666,376
Balance at Dec. 31, 2024	¥ 8		203,150		32,647		48,151		3		283,959		68,581		¥ 352,540
Balance (in Shares) at Dec. 31, 2024 | shares	45,666,376	45,666,376													45,666,376	45,666,376
Issuance of shares in initial public offering			37,602								37,602				¥ 37,602
Issuance of shares in initial public offering (in Shares) | shares	1,725,000	1,725,000
Shareholders contribution													1,470		1,470
Net income (loss)							(21,668)				(21,668)		(3,882)		(25,550)	$ (3,565)
Foreign currency translation adjustments									(969)		(969)				(969)	(135)
Balance at Jun. 30, 2025	¥ 8	$ 1	240,752	$ 33,608	32,647	$ 4,557	26,483	$ 3,697	(966)	$ (135)	298,924	$ 41,728	66,169	$ 9,237	¥ 365,093	$ 50,965
Balance (in Shares) at Jun. 30, 2025 | shares	47,391,376	47,391,376													47,391,376	47,391,376
Balance (in Dollars)	¥ 8	$ 1	¥ 240,752	$ 33,608	¥ 32,647	$ 4,557	¥ 26,483	$ 3,697	¥ (966)	$ (135)	¥ 298,924	$ 41,728	¥ 66,169	$ 9,237	¥ 365,093	$ 50,965
Balance (in Shares) | shares	47,391,376	47,391,376													47,391,376	47,391,376